BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement Of Financial Position [Abstract]
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	450,133,000	450,133,000	450,133,000
Common stock, shares issued	29,016,774	28,972,774	28,972,774
Common stock, shares outstanding	29,016,774	28,972,774	28,972,774